CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 17,064	$ 57,265	$ 37,098	$ (50,645)	$ (14,708)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	97,674	85,357	113,017	112,136	115,030
Impairment of property, plant and equipment				170,000
Loss on extinguishment of debt	5,218	1,766	2,130		7,209
Gain on disposition of assets	(2,759)	(2,466)	(1,974)	(3,659)	(4,620)
Deferred tax expense (benefit)	12,872	8,403	15,837	(48,375)	(1,308)
Provision for reduction in carrying value of certain assets			0	1,350	1,952
Expenses not requiring cash	9,928	15,724	22,600	12,833	14,829
Change in assets and liabilities:
Accounts and notes receivable	(28,605)	24,648	15,241	(6,841)	20,752
Rig materials and supplies			344	(913)	(856)
Other current assets			(4,313)	63,816	(2,969)
Accounts payable and accrued liabilities			(2,657)	(24,908)	(10,868)
Accrued income taxes	2,877	(3,049)	(6,102)	2,141	(4,124)
Change in other assets	(1,346)	564	(1,522)	(1,050)	3,231
Change in liabilities	12,412	(10,185)	(2,657)	(22,767)	(14,992)
Net cash provided by (used in) operating activities	125,335	178,027	189,699	225,885	123,550
Cash flows from investing activities:
Capital expenditures	(102,856)	(147,658)	(191,543)	(190,399)	(219,184)
Proceeds from the sale of assets	5,533	3,496	3,937	5,535	6,475
Proceeds from insurance claims				250
Acquisition of ITS, net of cash acquired	(117,991)
Net cash (used in) investing activities	(215,314)	(144,162)	(187,606)	(184,614)	(212,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	350,000	130,000	130,000	50,000	300,000
Proceeds from draw on revolver credit facility			7,000		25,000
Repayments of long term debt	(125,000)	(125,000)	(125,000)		(225,000)
Repayments of term loan	(50,000)	(18,000)	(18,000)	(21,000)	(12,000)
Repayments of revolver				(25,000)	(42,000)
Payments of debt issuance costs	(10,981)	(3,516)	(4,859)	(504)	(7,976)
Payments of debt extinguishment costs		(519)	(555)		(7,466)
Proceeds from stock options exercised				183	26
Excess tax benefit (expense) from stock-based compensation	531	(572)	(662)	1,488	1,203
Net cash provided by (used in) financing activities	164,550	(17,607)	(12,076)	5,167	31,787
Net increase (decrease) in cash and cash equivalents	74,571	16,258	(9,983)	46,438	(57,372)
Cash and cash equivalents at beginning of year	87,886	97,869	97,869	51,431	108,803
Cash and cash equivalents at end of year	162,457	114,127	87,886	97,869	51,431
Supplemental cash flow information:
Interest paid	22,845	17,492	37,405	32,785	30,377
Income taxes paid	$ 11,238	$ 36,498	$ 40,234	$ 21,742	$ 41,024